OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2021	2020
Deferred charter revenue	34,626	25,504
Payroll and employee tax accruals	654	698
Bunker obligations on time charter out contracts	1,523	435
Other current liabilities	462	1,440
	37,265	28,077